Segment Reporting (Details) - Schedule of Revenue by Major Merchandise or Services Categories - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Total revenue	$ 45,598,620	$ 66,232,757	$ 64,565,269
Packaging products [Member]
Segment Reporting Information [Line Items]
Total revenue	23,065,859	36,256,189	35,970,085
Corrugated products [Member]
Segment Reporting Information [Line Items]
Total revenue	16,977,098	23,986,957	23,694,875
Packaging products supply chain management solutions [Member]
Segment Reporting Information [Line Items]
Total revenue	$ 5,555,663	$ 5,989,611	$ 4,900,309